Defiance Next Gen SPAC Derived ETF
Schedule of Investments
March 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 58.1%
	Communication Services - 2.4%
26,250	Advantage Solutions, Inc. (a)	$310,013
6,246	CuriosityStream, Inc. (a)	84,633
66,211	Skillz, Inc. (a)	1,260,657
		1,655,303
	Consumer Discretionary - 18.8%
19,511	Accel Entertainment, Inc. (a)	213,255
21,081	Arko Corporation (a)	209,545
13,002	Arrival Group (a)	208,812
1,881	Betterware de Mexico SAB de CV	72,851
20,649	Canoo, Inc. (a)	186,461
8,809	CarLotz, Inc. (a)	62,808
118,252	DraftKings, Inc. - Class A (a)	7,252,395
23,945	Fisker, Inc. (a)	412,333
5,519	Golden Nugget Online Gaming, Inc. (a)	74,507
17,870	Kaixin Auto Holdings (a)	58,971
8,032	Landsea Homes Corporation (a)	76,786
35,808	Lordstown Motors Corporation - Class A (a)	421,460
36,986	Luminar Technologies, Inc. (a)	899,130
13,428	OneSpaWorld Holdings, Ltd.	143,008
9,381	PARTS iD, Inc. (a)	73,641
4,314	PLBY Group, Inc. (a)	84,511
21,986	Porch Group, Inc. (a)	389,152
20,469	QuantumScape Corporation (a)	915,988
3,530	Rush Street Interactive, Inc. (a)	57,680
18,100	Shift Technologies, Inc. (a)	150,592
64,189	Vivint Smart Home, Inc. (a)	919,187
29,514	XL Fleet Corporation (a)	265,036
		13,148,109
	Consumer Staples - 1.5%
7,394	AppHarvest, Inc. (a)	135,310
13,489	HF Foods Group, Inc. (a)	97,391
9,373	Tattooed Chef, Inc. (a)	182,117
19,426	Utz Brands, Inc.	481,571
12,694	Whole Earth Brands, Inc. (a)	165,530
		1,061,919
	Energy - 0.1%
14,772	Falcon Minerals Corporation	66,326
	Financials - 3.0%
45,349	Broadmark Realty Capital, Inc.	474,351
4,297	Diginex, Ltd. (a)	47,138
5,235	GCM Grosvenor, Inc. - Class A	62,296
23,588	MetroMile, Inc. (a)	242,721
33,041	Open Lending Corporation - Class A (a)	1,170,312
12,117	UWM Holdings Corporation	96,088
		2,092,906

	Health Care - 5.9%
16,169	AdaptHealth Corporation (a)	594,372
20,804	Butterfly Network, Inc. (a)	350,131
13,895	Cerevel Therapeutics Holdings, Inc. (a)	190,778
5,498	Clene, Inc. (a)	70,264
40,684	Clover Health Investments Corporation (a)	307,571
6,898	DermTech, Inc. (a)	350,349
12,449	Gemini Therapeutics, Inc. (a)	168,684
5,457	Hims & Hers Health, Inc. (a)	72,196
13,074	Immatics NV (a)	146,560
13,476	Immunovant, Inc. (a)	216,155
130,907	Multiplan Corporation (a)	726,534
24,752	New Frontier Health Corporation (a)	279,698
49,059	Nuvation Bio, Inc. (a)	512,667
12,237	SOC Telemed, Inc. (a)	76,971
3,500	Vincerx Pharma, Inc. (a)	67,550
		4,130,480
	Industrials - 12.4%
11,951	Advent Technologies Holdings, Inc. (a)	160,024
4,811	AerSale Corporation (a)	59,127
11,738	ChargePoint Holdings, Inc. (a)	313,405
95,205	Clarivate plc (a)	2,512,460
9,531	Concrete Pumping Holdings, Inc. (a)	70,625
66,995	Desktop Metal, Inc. - Class A (a)	998,225
14,141	Eos Energy Enterprises, Inc. (a)	278,861
27,821	Hyliion Holdings Corporation (a)	296,850
8,632	Nesco Holdings, Inc. (a)	80,709
22,872	PAE, Inc. (a)	206,305
28,576	Romeo Power, Inc. (a)	238,038
86,189	Vertiv Holdings Company	1,723,780
25,234	View, Inc. (a)	186,732
50,675	Virgin Galactic Holdings, Inc. (a)	1,552,175
		8,677,316
	Information Technology - 4.7%
15,557	Aeva Technologies, Inc. (a)	180,461
39,229	BTRS Holdings, Inc. (a)	567,644
18,925	E2open Parent Holdings, Inc. (a)	188,493
8,118	Global Blue Group Holding AG (a)	98,877
7,295	Grid Dynamics Holdings, Inc. (a)	116,209
5,347	Kaleyra, Inc. (a)	75,393
5,585	Ouster, Inc. (a)	47,472
14,093	Paya Holdings, Inc. - Class A (a)	154,459
73,720	Paysafe, Ltd. (a)	995,220
24,100	Repay Holdings Corporation (a)	565,868
11,371	Triterras, Inc. - Class A (a)	82,440
19,900	Velodyne Lidar, Inc. (a)	226,860
		3,299,396
	Materials - 4.3%
25,373	Danimer Scientific, Inc. (a)	957,831
21,508	Hycroft Mining Holding Corporation (a)	75,278
40,862	MP Materials Corporation (a)	1,468,989
3,695	PureCycle Technologies, Inc. (a)	94,223
20,573	Ranpak Holdings Corporation (a)	412,694
		3,009,015
	Real Estate - 5.0%
162,450	Opendoor Technologies, Inc. (a)	3,442,316
22,160	Ucommune International, Ltd. - Class A (a)	66,480
		3,508,796
	TOTAL COMMON STOCKS (Cost $46,346,640)	40,649,566

	SPECIAL PURPOSE ACQUISITION COMPANIES - 41.8%
8,564	ACE Convergence Acquisition Corporation - Class A (a)	85,383
8,109	ACON S2 Acquisition Corporation - Class A (a)	79,549
11,809	AEA-Bridges Impact Corporation - Class A (a)	115,964
50,564	Ajax I - Class A (a)	518,787
7,576	Altimar Acquisition Corporation - Class A (a)	74,851
17,758	Altimeter Growth Corporation - Class A (a)	207,769
10,705	Alussa Energy Acquisition Corporation - Class A (a)	107,050
17,744	Apex Technology Acquisition Corporation - Class A (a)	196,604
40,591	Apollo Strategic Growth Capital - Class A (a)	401,851
13,944	ArcLight Clean Transition Corporation - Class A (a)	249,319
36,407	Artius Acquisition, Inc. - Class A (a)	367,711
5,603	ARYA Sciences Acquisition Corporation III - Class A (a)	77,209
15,415	Ascendant Digital Acquisition Corporation - Class A (a)	152,608
7,776	Aspirational Consumer Lifestyle Corporation - Class A (a)	77,838
7,609	Atlantic Avenue Acquisition Corporation - Class A (a)	73,731
29,272	Avanti Acquisition Corporation - Class A (a)	285,987
28,276	Bluescape Opportunities Acquisition Corporation - Class A (a)	281,346
17,985	BowX Acquisition Corporation - Class A (a)	210,065
29,899	Bridgetown Holdings, Ltd. - Class A (a)	324,404
11,368	Broadstone Acquisition Corporation - Class A (a)	111,293
17,978	Burgundy Technology Acquisition Corporation - Class A (a)	177,802
10,277	Capstar Special Purpose Acquisition Corporation - Class A (a)	100,304
39,690	CC Neuberger Principal Holdings II - Class A (a)	391,343
8,281	Cerberus Telecom Acquisition Corporation - Class A (a)	81,982
15,075	CHP Merger Corporation - Class A (a)	149,393
33,394	Churchill Capital Corporation II - Class A (a)	333,940
104,020	Churchill Capital Corporation IV - Class A (a)	2,411,184
13,869	CITIC Capital Acquisition Corporation - Class A (a)	138,690
7,460	Climate Change Crisis Real Impact I Acquisition Corporation - Class A (a)	102,202
16,486	CM Life Sciences, Inc. - Class A (a)	245,477
41,608	Cohn Robbins Holdings Corporation - Class A (a)	409,007
6,976	Collective Growth Corporation - Class A (a)	69,481
36,591	Conx Corporation (a)	364,812
12,562	Crescent Acquisition Corporation - Class A (a)	126,374
17,336	D8 Holdings Corporation - Class A (a)	172,320
7,321	Decarbonization Plus Acquisition Corporation - Class A (a)	76,797
7,223	Deerfield Healthcare Technology Acquisitions Corporation - Class A (a)	87,543
13,869	dMY Technology Group, Inc. II - Class A (a)	204,013
9,447	DPCM Capital, Inc. - Class A (a)	93,147
34,673	Dragoneer Growth Opportunities Corporation - Class A (a)	351,931
11,190	Dragoneer Growth Opportunities Corporation II - Class A (a)	115,033
30,874	E.Merge Technology Acquisition Corporation - Class A (a)	301,021
17,336	East Resources Acquisition Company - Class A (a)	169,546
8,109	Empower, Ltd. - Class A (a)	80,928
13,427	Equity Distribution Acquisition Corporation - Class A (a)	133,062
19,555	Executive Network Partnering Corporation - Class A (a)	190,075
10,240	Experience Investment Corporation - Class A (a)	105,370
11,190	Falcon Capital Acquisition Corporation - Class A (a)	111,564
10,050	Fast Acquisition Corporation - Class A (a)	125,826
7,938	FG New America Acquisition Corporation - Class A (a)	80,888
12,964	FinServ Acquisition Corporation - Class A (a)	169,828
5,964	Fintech Acquisition Corporation IV - Class A (a)	66,678
20,804	FirstMark Horizon Acquisition Corporation - Class A (a)	208,040
52,010	Foley Trasimene Acquisition Corporation - Class A (a)	522,180
17,336	Fortress Value Acquisition Corporation II - Class A (a)	172,840
13,010	Forum Merger III Corporation - Class A (a)	129,710
48,771	FTAC Olympus Acquisition Corporation - Class A (a)	515,509
17,588	Fusion Acquisition Corporation - Class A (a)	175,176
16,264	GigCapital3, Inc. (a)	173,537

28,894	GO Acquisition Corporation - Class A (a)	284,606
26,382	Gores Holdings V, Inc. - Class A (a)	263,292
37,688	GS Acquisition Holdings Corporation II - Class A (a)	393,086
14,447	GX Acquisition Corporation - Class A (a)	145,626
11,741	HIG Acquisition Corporation - Class A (a)	116,706
11,170	Holicity, Inc. - Class A (a)	131,694
27,336	Horizon Acquisition Corporation - Class A (a)	270,080
16,857	Horizon Acquisition Corporation II - Class A (a)	171,941
8,211	HPX Corporation - Class A (a)	80,632
20,804	Hudson Executive Investment Corporation - Class A (a)	206,376
9,730	IG Acquisition Corporation - Class A (a)	96,132
9,354	ION Acquisition Corporation 1, Ltd. - Class A (a)	94,569
34,673	Jaws Acquisition Corporation - Class A (a)	459,417
17,336	Juniper Industrial Holdings, Inc. - Class A (a)	214,966
14,778	Kismet Acquisition One Corporation (a)	146,302
6,857	Landcadia Holdings III, Inc. - Class A (a)	68,639
8,855	Lionheart Acquisition Corporation II - Class A (a)	86,956
13,322	Montes Archimedes Acquisition Corporation - Class A (a)	130,289
8,564	NavSight Holdings, Inc. - Class A (a)	85,811
11,557	New Providence Acquisition Corporation - Class A (a)	134,870
12,163	NextGen Acquisition Corporation - Class A (a)	120,657
15,644	Northern Genesis Acquisition Corporation (a)	255,154
9,309	Oaktree Acquisition Corporation II - Class A (a)	92,066
8,005	One - Class A (a)	92,778
24,831	Osprey Technology Acquisition Corporation - Class A (a)	256,256
9,730	Peridot Acquisition Corporation - Class A (a)	103,624
125,625	Pershing Square Tontine Holdings, Ltd. - Class A (a)	3,016,256
12,067	Prime Impact Acquisition I - Class A (a)	117,412
18,540	Property Solutions Acquisition Corporation (a)	223,592
12,309	Qell Acquisition Corporation - Class A (a)	125,306
28,894	RedBall Acquisition Corporation - Class A (a)	287,495
34,673	Reinvent Technology Partners - Class A (a)	351,931
17,965	Replay Acquisition Corporation (a)	171,566
13,540	Ribbit LEAP, Ltd. - Class A (a)	148,940
7,632	Rice Acquisition Corporation - Class A (a)	77,160
7,510	Roman DBDR Tech Acquisition Corporation - Class A (a)	74,724
7,460	Sandbridge Acquisition Corporation - Class A (a)	73,929
8,564	SCVX Corporation - Class A (a)	84,441
11,608	Silver Spike Acquisition Corporation - Class A (a)	213,123
23,115	Social Capital Hedosophia Holdings Corporation IV - Class A (a)	253,340
40,452	Social Capital Hedosophia Holdings Corporation V - Class A (a)	693,752
57,789	Social Capital Hedosophia Holdings Corporation VI - Class A (a)	618,920
22,613	Sports Entertainment Acquisition Corporation - Class A (a)	220,929
7,460	Spring Valley Acquisition Corporation - Class A (a)	75,421
8,050	Stable Road Acquisition Corporation - Class A (a)	106,501
19,275	Star Peak Energy Transition Corporation - Class A (a)	512,330
15,052	Starboard Value Acquisition Corporation - Class A (a)	149,466
13,055	Supernova Partners Acquisition Company, Inc. - Class A (a)	131,986
15,075	Sustainable Opportunities Acquisition Corporation - Class A (a)	149,695
21,399	SVF Investment Corporation - Class A (a)	218,484
16,794	Tailwind Acquisition Corporation - Class A (a)	166,596
29,545	Thoma Bravo Advantage - Class A (a)	308,745
17,286	Thunder Bridge Acquisition II, Ltd. - Class A (a)	180,120
12,846	Tortoise Acquisition Corporation II - Class A (a)	140,664
17,075	TPG Pace Beneficial Finance Corporation - Class A (a)	334,329
14,596	TPG Pace Tech Opportunities Corporation - Class A (a)	144,646
26,005	Trebia Acquisition Corporation - Class A (a)	259,010
17,643	Tuscan Holdings Corporation (a)	217,009
30,150	TWC Tech Holdings II Corporation - Class A (a)	296,676
8,117	Union Acquisition Corporation II (a)	81,576

9,602	Vector Acquisition Corporation - Class A (a)	113,688
12,272	Vesper Healthcare Acquisition Corporation - Class A (a)	132,538
25,126	VG Acquisition Corporation - Class A (a)	255,531
6,726	VPC Impact Acquisition Holdings - Class A (a)	87,371
20,945	Vy Global Growth - Class A (a)	211,963
12,846	Yucaipa Acquisition Corporation - Class A (a)	126,533
		29,290,091
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $33,651,258)	29,290,091

	SHORT-TERM INVESTMENTS - 0.1%
88,502	First American Government Obligations Fund, Class X, 0.04% (b)	88,502
	TOTAL SHORT-TERM INVESTMENTS (Cost $88,502)	88,502

	TOTAL INVESTMENTS - 100.0% (Cost $80,086,400)	70,028,159
	Other Assets in Excess of Liabilities - 0.0% (c)	9,293
	NET ASSETS - 100.0%	$70,037,452

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of March 31, 2021
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:
Defiance Next Gen SPAC Derived ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$40,649,566	$-	$-	$40,649,566
Special Purpose Acquisition Companies	29,290,091	-	-	29,290,091
Short-Term Investments	88,502	-	-	88,502
Total Investments in Securities	$70,028,159	$-	$-	$70,028,159

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2021, the Fund did not recognize any transfers to or from Level 3.